Goodwill - Schedule of Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Goodwill [Abstract]
Beginning of the period	$ 7,525
Disposal of subsidiaries	(7,511)
Exchange realignment	(14)
Ending of the period